UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        September 30, 2009
                                                  -------------------------

 Check here if Amendment [_]; Amendment Number:
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
           --------------------------------------
Address:   11 Martine Avenue, 11th Floor
           --------------------------------------
           White Plains, New York 10606
           --------------------------------------



 Form 13F File Number:  28-12334

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
           ------------------------
Title:     President
           ------------------------
Phone:     914-683-1002
           ------------------------


Signature, Place, and Date of Signing:

  Shelley F. Greenhaus         White Plains, New York          November 13, 2009
------------------------       ----------------------          -----------------
          [Signature]              [City, State]                  [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 0
                                          --------------

Form 13F Information Table Entry Total:            10
                                          --------------

Form 13F Information Table Value Total:        157,402
                                          --------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                                 FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
       --------         --------    --------    --------            --------           --------    --------          --------

                                                                                                                VOTING AUTHORITY
                                                 VALUE
                        TITLE                     (x        SHRS OR       SH/   PUT/  INVESTMENT   OTHER
    NAME OF ISSUER      OF CLASS      CUSIP      $1000)     PRN AMT       PRN   CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
    --------------      --------      -----      ------     -------       ---   ----  ----------   --------    ----   ------   ----
AMBASSADORS INTL INC    COM      023178 10 6       376        364,618   SH            SOLE                      364,618
------------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC    NOTE
                        3.750%
                        4/1      023178 AA 4     11,281    23,750,000   PRN           SOLE                   23,750,000
------------------------------------------------------------------------------------------------------------------------------------
ENER1 INC               COM NEW  29267A 20 3        345        49,889   SH            SOLE                       49,889
------------------------------------------------------------------------------------------------------------------------------------
ENERGY XXI
 (BERMUDA) LTD          COM SHS  G10082 10 8        595       383,549   SH            SOLE                      383,549
------------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD ENTERPRISES
 INC                    COM      339099 10 3         36     4,791,980   SH            SOLE                    4,791,980
------------------------------------------------------------------------------------------------------------------------------------
PREMIER EXHIBITIONS
 INC                    COM      74051E 10 2        372       357,468   SH            SOLE                      357,468
------------------------------------------------------------------------------------------------------------------------------------
REVLON INC              CL A NEW 761525 60 9      1,916       394,279   SH            SOLE                      394,279
------------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF
 AMERICA LLC            COM      894174 10 1      2,389       427,300   SH            SOLE                      427,300
------------------------------------------------------------------------------------------------------------------------------------
U S CONCRETE INC        COM      90333L 10 2        713       411,946   SH            SOLE                      411,946
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                 UNIT
                        SER 1    78462F 10 3    139,379     1,320,000   SH     PUT    SOLE                    1,320,000
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